EQUITY, Share Capital (Details)		1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 13, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares	Oct. 31, 2023 Program	Apr. 17, 2024 USD ($)	Dec. 15, 2023 USD ($)	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 28, 2024 shares	Dec. 31, 2020 shares
Share Capital [Abstract]
Authorized share capital | $	$ 50,000
Undesignated Shares (in shares)	200,000,000
Par value of undesignated shares (in dollars per share) | $ / shares	$ 0.0000001
Exchange ratio	0.00858
Number of share repurchase programs | Program			2
Number of shares reserved for future issuance (in shares)						5,554,302
Number of shares not outstanding (in shares)						5,436,385
Net proceeds | $						$ 9,494,000	$ 0	$ 0
Business Combinations [Member]
Share Capital [Abstract]
Exchange ratio	0.00858
Class A Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)	499,600,000,000
Par value (in dollars per share) | $ / shares	$ 0.0000001
Number of shares issued (in shares)	4,384,796,703
Number of shares outstanding (in shares)	4,384,796,703					63,566,376	60,281,184	60,281,184		0
Number of shares cancelled in exchange for new issued (in shares)	60,281,185							60,281,184
Number of votes per share | Vote						1
Amount of share repurchase proceeds used to repurchase ordinary shares | $						$ 2,600,000
Number of shares repurchased, under stock repurchase program (in shares)						606,756
Par value of shares available under right to sell agreement (in dollars per share) | $ / shares	$ 0.0000001
Class A Ordinary Shares [Member] | B. Riley Principal Capital II, LLC [Member]
Share Capital [Abstract]
Number of shares issued (in shares)						1,166,533
Purchase agreement maturity period		36 months
Net proceeds | $						$ 9,500,000
Class A Ordinary Shares [Member] | Subsequent Events [Member]
Share Capital [Abstract]
Amount of share repurchase proceeds used to repurchase ordinary shares | $				$ 2,000,000
Class A Ordinary Shares [Member] | Subsequent Events [Member] | B. Riley Principal Capital II, LLC [Member]
Share Capital [Abstract]
Number of shares issued (in shares)									6,738,555
Class A Ordinary Shares [Member] | Maximum [Member]
Share Capital [Abstract]
Amount of share repurchase proceeds used to repurchase ordinary shares | $					$ 1,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | B. Riley Principal Capital II, LLC [Member]
Share Capital [Abstract]
Par value (in dollars per share) | $ / shares		$ 0.0000001
Number of shares authorized, value | $		$ 150,000,000
Par value of shares available under right to sell agreement (in dollars per share) | $ / shares		$ 0.0000001
Class A Ordinary Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares cancelled in exchange for new issued (in shares)	60,281,185
Class B Ordinary Shares [Member]
Share Capital [Abstract]
Number of shares issued (in shares)	5,631,795,619
Number of shares outstanding (in shares)	5,631,795,619
Class V ordinary shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)	200,000,000
Par value (in dollars per share) | $ / shares	$ 0.0000001
Number of shares outstanding (in shares)						48,399,922	48,399,922	48,399,922		0
Number of shares cancelled in exchange for new issued (in shares)	48,399,922							48,399,922
Exchange ratio	0.00858
Number of votes per share | Vote						10
Par value of shares available under right to sell agreement (in dollars per share) | $ / shares	$ 0.0000001
Series A Preferred Shares [Member]
Share Capital [Abstract]
Number of shares issued (in shares)	7,141,236
Number of shares outstanding (in shares)	7,141,236
Number of shares cancelled in exchange for new issued (in shares)	2,607,498
Series A Preferred Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)	453,892,313
Number of shares outstanding (in shares)	453,892,313
Series A Preferred Shares [Member] | BSGA [Member]
Share Capital [Abstract]
Number of shares issued (in shares)	2,607,498
Number of shares outstanding (in shares)	2,607,498
Series B Preferred Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)	870,232,230
Number of shares outstanding (in shares)	870,232,230
Series B+ Preferred Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)	1,314,267,705
Number of shares outstanding (in shares)	1,314,267,705